Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0000906205
Registrant Name	LINCOLN BANCORP /IA/
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES